LONG-TERM RECEIVABLES AND OTHER DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
LONG-TERM RECEIVABLES AND OTHER DEPOSITS [Abstract]
Prepaid expenses	$ 250	$ 356
Government institutions	79	265
Derivative instruments	46	151
Other	37	167
Total	$ 412	$ 939